Financial Instruments (Details 6) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial assets held for trading
Monetary funds and ETFs	₪ 14	₪ 31
Marketable securities	480	655
Derivatives not used in hedging
Forward contracts	(212)	(176)
Available-for-sale financial assets
Contingent consideration for a business combination	43	84
Total Financial Assets Held For Trading	325	426
Level 1 [member]
Financial assets held for trading
Monetary funds and ETFs	14	31
Marketable securities	480	655
Derivatives not used in hedging
Forward contracts
Available-for-sale financial assets
Contingent consideration for a business combination
Total Financial Assets Held For Trading	494	686
Level 2 [member]
Financial assets held for trading
Monetary funds and ETFs
Marketable securities
Derivatives not used in hedging
Forward contracts	(212)	(176)
Available-for-sale financial assets
Contingent consideration for a business combination
Total Financial Assets Held For Trading	(212)	(176)
Level 3 [member]
Financial assets held for trading
Monetary funds and ETFs
Marketable securities
Derivatives not used in hedging
Forward contracts
Available-for-sale financial assets
Contingent consideration for a business combination	(43)	(84)
Total Financial Assets Held For Trading	₪ (43)	₪ (84)